Note 3 - Securities - Summary of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due in one year or less	$ 560
Due in one year or less	562
Due after one year through five years	6,557
Due after one year through five years	6,712
Due after five years through ten years	23,372
Due after five years through ten years	24,614
Due after ten years	153,629
Due after ten years	161,528
Other securities having no maturity date	1,151
Other securities having no maturity date	1,164
Total	185,269	$ 179,975
Total	$ 194,580	$ 183,611